Classification and Measurement (Detail) € in Millions	Dec. 31, 2017 EUR (€)
IAS 39 carrying amount [Member]
Financial assets at fair value through profit or loss [Abstract]
From Available for Sale (IAS 39)	€ 0
From Amortized Cost (IAS 39)	0
To amortised cost (IFRS 9)	0
To Fair Value through Other Comprehensive Income (IFRS 9)	0
Total Fair Value through Profit or Loss	636,970
Financial assets at fair value through other comprehensive income [Abstract]
From Available for Sale (IAS 39)	0
From amortised cost (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Amortised Cost (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Fair Value through Other Comprehensive Income	0
Amortised Cost [Abstract]
From Amortized Cost (IAS 39)	0
From Available for Sale (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Fair Value through Other Comprehensive Income (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Amortised Cost	780,721
Tax Assets	8,396
Available for Sale (IAS 39)	49,397
Held to Maturity (IAS 39)	3,170
Total Financial Asset balances affected by IFRS 9, Reclassifications and Remeasurements	1,478,654
Reclassifications [Member]
Financial assets at fair value through profit or loss [Abstract]
From Available for Sale (IAS 39)	2,535
From Amortized Cost (IAS 39)	41,914
To amortised cost (IFRS 9)	(5,900)
To Fair Value through Other Comprehensive Income (IFRS 9)	(6,508)
Total Fair Value through Profit or Loss	32,041
Financial assets at fair value through other comprehensive income [Abstract]
From Available for Sale (IAS 39)	41,219
From amortised cost (IAS 39)	9,943
From Fair Value through Profit or Loss (IAS 39)	6,508
To Amortised Cost (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Fair Value through Other Comprehensive Income	57,671
Amortised Cost [Abstract]
From Amortized Cost (IAS 39)	0
From Available for Sale (IAS 39)	5,642
From Fair Value through Profit or Loss (IAS 39)	5,900
To Fair Value through Other Comprehensive Income (IFRS 9)	(6,773)
To Fair Value through Profit or Loss (IFRS 9)	(41,914)
Total Amortised Cost	(37,145)
Tax Assets	0
Available for Sale (IAS 39)	(49,397)
Held to Maturity (IAS 39)	(3,170)
Total Financial Asset balances affected by IFRS 9, Reclassifications and Remeasurements	0
Remeasurements [Member]
Financial assets at fair value through profit or loss [Abstract]
From Available for Sale (IAS 39)	(3)
From Amortized Cost (IAS 39)	(3)
To amortised cost (IFRS 9)	0
To Fair Value through Other Comprehensive Income (IFRS 9)	0
Total Fair Value through Profit or Loss	(6)
Financial assets at fair value through other comprehensive income [Abstract]
From Available for Sale (IAS 39)	(104)
From amortised cost (IAS 39)	64
From Fair Value through Profit or Loss (IAS 39)	0
To Amortised Cost (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Fair Value through Other Comprehensive Income	(40)
Amortised Cost [Abstract]
From Amortized Cost (IAS 39)	0
From Available for Sale (IAS 39)	24
From Fair Value through Profit or Loss (IAS 39)	(184)
To Fair Value through Other Comprehensive Income (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Amortised Cost	(159)
Tax Assets	230
Available for Sale (IAS 39)	0
Held to Maturity (IAS 39)	0
Total Financial Asset balances affected by IFRS 9, Reclassifications and Remeasurements	24
IFRS 9 carrying amount [Member]
Financial assets at fair value through profit or loss [Abstract]
From Available for Sale (IAS 39)	0
From Amortized Cost (IAS 39)	0
To amortised cost (IFRS 9)	0
To Fair Value through Other Comprehensive Income (IFRS 9)	0
Total Fair Value through Profit or Loss	669,004
Financial assets at fair value through other comprehensive income [Abstract]
From Available for Sale (IAS 39)	0
From amortised cost (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Amortised Cost (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Fair Value through Other Comprehensive Income	57,631
Amortised Cost [Abstract]
From Amortized Cost (IAS 39)	0
From Available for Sale (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Fair Value through Other Comprehensive Income (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Amortised Cost	743,417
Tax Assets	8,626
Available for Sale (IAS 39)	0
Held to Maturity (IAS 39)	0
Total Financial Asset balances affected by IFRS 9, Reclassifications and Remeasurements	€ 1,478,678